Average Annual Total Returns - Harbor Mid Cap Fund	Retirement Class One Year	Retirement Class Annualized Five Years	Retirement Class Annualized Ten Years	Retirement Class Annualized Since Inception	Retirement Class Inception Date	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	Russell Midcap® (reflects no deduction for fees, expenses or taxes) One Year		Russell Midcap® (reflects no deduction for fees, expenses or taxes) Annualized Five Years	Russell Midcap® (reflects no deduction for fees, expenses or taxes) Annualized Ten Years	Russell Midcap® (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	18.96%			21.21%	Jan. 12, 2019	18.88%			21.12%	Jan. 12, 2019	18.82%			21.04%	11.21%			16.11%	18.45%			20.69%	Jan. 12, 2019	17.10%	[1]	[1]	[1]	18.11%	[1]

[1]	Since Inception return based on the inception date of the Institutional Class shares.